Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.	Fair Value Measurements
The authoritative guidance issued by the Financial Accounting Standards Board (the “FASB”) regarding fair value measurement provides a framework for measuring fair value for all assets and liabilities that are measured and reported at fair value. The guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk or the risks inherent in the inputs to the valuation, were used in the valuation process. Inputs to valuation can be readily observable, market corroborated, or unobservable. Valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs were used. The provisions also establish a fair value hierarchy that prioritizes the inputs used to measure fair value. All financial assets and liabilities carried at fair value were classified in one of the following three hierarchy levels:
Level 1: Inputs based on quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access at the reporting date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3: Inputs to the valuation methodology that are unobservable and significant to the fair value measurement.
The Plan does not hold any investments requiring Level 3 measurements, and there have not been any transfers between measurement input levels in 2025 or 2024.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used during 2025.

•	Common stocks: Valued at the closing price reported on the U.S. active markets on which the individual securities are traded (Level 1 inputs).

•	American depositary receipts (ADRs): Valued at the closing price reported on U.S. active markets on which the individual securities are traded (Level 1 inputs).

•
Collective trust funds: The fair values of participation units held in collective trusts are based on the Net Asset Value (“NAV”) reported by the fund managers as of the financial statement dates and recent transaction prices. Under ordinary market conditions, redemptions of investments in collective trusts are permitted daily and are executed at NAV as a practical expedient. The objective of the SSGA Short Term Investment Fund (value of $6,258,692 at December 31, 2025 and $3,506,358 at December 31, 2024) is to provide safety of principal, daily liquidity, and a competitive yield over the long term. The fund is invested in corporate bonds & notes, U.S. government agency obligations, short term instruments, and repurchase agreements. Units are typically purchased and redeemed at a constant NAV of $1.00 per unit. In the event that a significant disparity develops between the constant NAV and the fair value-based NAV, the fund trustee has the sole discretion to direct that the units be issued or redeemed at the fair value-based NAV until the disparity is deemed to be immaterial.

•
Mutual funds: Valued at the daily closing price as reported by the fund (Level 1 inputs). Mutual funds held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

The following table sets forth, by level within the fair value hierarchy, Plan assets measured at fair value on a recurring basis as of December 31, 2025:

	Quoted Prices In Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Measured at Net Asset Value as a Practical Expedient (a)	Total
Assets
Common stocks-Plan sponsor stock	$373,736,635	$—	$—	$373,736,635
Common stocks-other than Plan sponsor stock	270,317,866	—	—	270,317,866
American depositary receipts (ADRs)	5,396,777	—	—	5,396,777
Collective trust funds	—	—	2,473,417,186	2,473,417,186
Mutual funds	202,962,583	—	—	202,962,583

Total assets reported at fair value	$852,413,861	$—	$2,473,417,186	$3,325,831,047

(a)
In accordance with accounting guidance, certain investments measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amount measured at NAV presented in this table is intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits.

The following table sets forth, by level within the fair value hierarchy, Plan assets measured at fair value on a recurring basis as of December 31, 2024:

	Quoted Prices	Significant	Measured
	In Active	Other	at Net Asset
	Markets for	Observable	Value as a
	Identified Assets	Inputs	Practical
	(Level 1)	(Level 2)	Expedient (a)	Total
Assets
Common stocks-Plan sponsor stock	$339,649,785	$—	$—	$339,649,785
Common stocks-other than Plan sponsor stock	280,317,600	—	—	280,317,600
American depositary receipts (ADRs)	6,026,309	—	—	6,026,309
Collective trust funds	—	—	2,118,884,192	2,118,884,192
Mutual funds	197,609,176	—	—	197,609,176

Total assets reported at fair value	$823,602,870	$—	$2,118,884,192	$2,942,487,062

(a)
In accordance with accounting guidance, certain investments measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amount measured at NAV presented in this table is intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits.